Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	CAD 1,703
Amortization charge for the year	112	CAD 109
Intangible assets, ending balance	1,667	1,703
SLF Asset Management
Reconciliation of changes in intangible assets other than goodwill [abstract]
Disposals		(78)
Consideration received		75
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,351	2,032
Additions	86	93
Acquisitions	61	343
Disposals	(3)	(86)
Foreign exchange rate movements	(89)	(31)
Intangible assets, ending balance	2,406	2,351
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(648)	(553)
Disposals	3	8
Foreign exchange rate movements	18	6
Amortization charge for the year	(112)	(109)
Intangible assets, ending balance	(739)	(648)
Indefinite life intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	657
Intangible assets, ending balance	621	657
Indefinite life intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	661	677
Additions	0	0
Acquisitions	0	0
Disposals	0	0
Foreign exchange rate movements	(36)	(16)
Intangible assets, ending balance	625	661
Indefinite life intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(4)	(4)
Disposals	0	0
Foreign exchange rate movements	0	0
Amortization charge for the year	0	0
Intangible assets, ending balance	(4)	(4)
Finite life, Internally generated software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	227
Intangible assets, ending balance	241	227
Finite life, Internally generated software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	518	451
Additions	81	82
Acquisitions	0	0
Disposals	(3)	(6)
Foreign exchange rate movements	(17)	(9)
Intangible assets, ending balance	579	518
Finite life, Internally generated software | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(291)	(239)
Disposals	3	6
Foreign exchange rate movements	9	5
Amortization charge for the year	(59)	(63)
Intangible assets, ending balance	(338)	(291)
Finite life, Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	819
Intangible assets, ending balance	805	819
Finite life, Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,172	904
Additions	5	11
Acquisitions	61	343
Disposals	0	(80)
Foreign exchange rate movements	(36)	(6)
Intangible assets, ending balance	1,202	1,172
Finite life, Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(353)	(310)
Disposals	0	2
Foreign exchange rate movements	9	1
Amortization charge for the year	(53)	(46)
Intangible assets, ending balance	CAD (397)	CAD (353)